INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INTANGIBLE ASSETS, NET
Impairment	$ 26,120	¥ 181,845	¥ 0	¥ 0
Amortization Expense Continuing Operations	$ 4,219	29,369	31,511	13,695
Amortization Expense Discontinued Operations		¥ 0	¥ 1,399	¥ 12,407